Label	Element	Value
BNY Mellon Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary BNY Mellon Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund seeks to invest in securities that present minimal credit risk, based on BNY Mellon Investment Adviser, Inc.'s (BNYM Investment Adviser) assessment of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of the security selection process, where appropriate and as applicable, and to the extent relevant information is available, BNYM Investment Adviser also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the cash flows or risk profiles of the issuers or guarantors of the securities in which the fund may invest. In evaluating ESG factors, BNYM Investment Adviser will use ESG research developed by one or more of its affiliates as well as ESG ratings and other material information provided by third parties and the issuers or guarantors of securities in which the fund may invest. When considered material, identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis, but BNYM Investment Adviser may determine that other attributes of an investment outweigh ESG considerations when making an investment decision. Further, BNYM Investment Adviser may not consider ESG ratings or other ESG data in connection with every investment decision it makes on behalf of the fund. As a result, securities of issuers or securities guaranteed by guarantors that may be negatively impacted by ESG factors may be purchased and retained by the fund, while the fund may divest or not invest in securities of issuers or securities guaranteed by guarantors that may be positively impacted by such factors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

● Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the novel coronavirus (COVID-19) pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

● Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

● Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

● Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● ESG evaluation risk.  The fund's incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments.  Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.  For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so.  The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, and may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market.  BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers and guarantors and/or only take into account one or a few ESG related components.  In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective.  Different methodologies may be used by the various data sources that provide ESG data for issuers and guarantors, including the issuers and guarantors themselves.  ESG data from data providers used by BNYM Investment Adviser often lacks standardization, consistency and transparency, and for certain issuers and guarantors, such data, including ESG ratings and scores, may not be available, complete or accurate.  BNYM Investment Adviser's evaluation of ESG factors relevant to the cash flows or risk profile of a particular issuer or guarantor of securities, or otherwise, may be adversely affected in such instances.  As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Price Fluctuates [Text]	rr_RiskMoneyMarketFundPriceFluctuates	The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class M shares from year to year. The table shows the average annual total returns of the fund's Class M shares and Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Prior to May 1, 2016, the fund operated as a prime money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information shown may have been different if the current investment limitations had been in effect during the period prior to the fund's conversion to a government money market fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)Class M
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2019: 0.54% Worst Quarter Q3, 2015: 0.00% The year-to-date total return of the fund's Class M shares as of September 30, 2021 was 0.01%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

For the fund's current yield, Wealth Management Clients may call toll free 1-866-804-5023; Individual Clients may call toll free 1-800-373-9387 (inside the U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 — Option 2 for BNY Mellon Wealth Management Direct or 1-800-843-5466 for former brokerage clients of BNY Mellon Wealth Advisors whose accounts are now held by BNY Mellon Brokerage Services; participants in Qualified Employee Benefit Plans may call toll free 1-866-804-5023; and Institutional Investors and clients of Investment Advisory Firms may call toll free 1-866-804-5023.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/20
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-866-804-5023
BNY Mellon Government Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.04%
Administration fees	rr_Component3OtherExpensesOverAssets	0.12%
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	393
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	32
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	100
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 393
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.07%
Annual Return 2017	rr_AnnualReturn2017	0.63%
Annual Return 2018	rr_AnnualReturn2018	1.60%
Annual Return 2019	rr_AnnualReturn2019	1.95%
Annual Return 2020	rr_AnnualReturn2020	0.31%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.45%
BNY Mellon Government Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.04%
Administration fees	rr_Component3OtherExpensesOverAssets	0.12%
Total other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 701
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.36%